UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  12/31/14

Item 1. Schedule of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited)

Templeton BRIC Fund	Industry	Shares	Value
Common Stocks 81.8%
Brazil 8.7%
AES Tiete SA	Independent Power & Renewable
	Electricity Producers	340,600	$1,967,342
Ambev SA	Beverages	847,030	5,211,266
Cia Hering	Specialty Retail	136,200	1,037,836
[a]Hypermarcas SA	Personal Products	335,339	2,100,995
Itau Unibanco Holding SA, ADR	Banks	532,693	6,930,336
			17,247,775
China 41.2%
[a,b]BAIC Motor Corp. Ltd., 144A	Automobiles	726,000	837,986
[a]Baidu Inc., ADR	Internet Software & Services	12,000	2,735,640
Bank of China Ltd., H	Banks	4,546,000	2,562,052
Beijing Capital Land Ltd., H	Real Estate Management &
	Development	14,832,400	5,623,876
China Construction Bank Corp., H	Banks	10,596,000	8,677,461
China Mobile Ltd.	Wireless Telecommunication
	Services	687,359	8,040,220
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	7,368,800	5,939,553
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	1,529,500	4,517,123
COSCO Pacific Ltd.	Transportation Infrastructure	326,000	464,156
CPMC Holdings Ltd.	Containers & Packaging	2,405,200	1,321,411
Dongfeng Motor Group Co. Ltd., H	Automobiles	1,836,000	2,595,137
Huaneng Renewables Corp. Ltd., H	Independent Power & Renewable
	Electricity Producers	1,834,000	593,677
Industrial and Commercial Bank of China Ltd., H	Banks	14,138,000	10,320,041
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,324,272	1,900,330
[a]JD.com Inc., ADR	Internet & Catalog Retail	67,890	1,570,975
[a]Lianhua Supermarket Holdings Co. Ltd., H	Food & Staples Retailing	3,224,400	1,625,933
Mindray Medical International Ltd., ADR	Health Care Equipment & Supplies	49,400	1,304,160
Perfect Shape PRC Holdings Ltd.	Diversified Consumer Services	848,200	211,668
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	3,210,000	3,551,970
Soho China Ltd.	Real Estate Management &
	Development	2,592,749	1,835,734
Tencent Holdings Ltd.	Internet Software & Services	682,095	9,896,335
Travelsky Technology Ltd., H	IT Services	5,601,200	6,053,438
			82,178,876
Hong Kong 7.6%
Giordano International Ltd.	Specialty Retail	7,079,825	3,150,058
I.T Ltd.	Specialty Retail	1,981,500	572,426
[a]Integrated Waste Solutions Group Holdings Ltd.	Commercial Services & Supplies	14,804,000	601,404
Luk Fook Holdings (International) Ltd.	Specialty Retail	2,864,184	10,767,540
			15,091,428
India 17.3%
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	231,042	5,145,527
Biocon Ltd.	Biotechnology	201,141	1,357,905
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	54,930	2,828,806
Grasim Industries Ltd.	Construction Materials	45,935	2,466,761
ICICI Bank Ltd.	Banks	332,660	1,863,445
Infosys Ltd.	IT Services	150,128	4,697,945
Maharashtra Seamless Ltd.	Metals & Mining	1,011,100	3,880,950
Mindtree Ltd.	IT Services	235,938	4,802,977
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	313,884	4,437,499
Tata Consultancy Services Ltd.	IT Services	75,090	3,047,497
			34,529,312
Russia 6.4%
CTC Media Inc.	Media	341,263	1,661,951
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	688,446	3,201,274
[c]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	83,250	3,313,350
[c]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	36,300	1,444,740

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust
Statement of Investments, December 31, 2014 (unaudited) (continued)
[a,d]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	50,661	825,774
[a]Yandex NV, A	Internet Software & Services	121,831	2,188,085
			12,635,174
United States 0.6%
[a]Luxoft Holding Inc.	IT Services	32,230	1,241,177
Total Common Stocks (Cost $148,073,975)			162,923,742
Preferred Stocks 15.4%
Brazil 15.4%
Banco Bradesco SA, ADR, pfd.	Banks	697,166	9,321,109
Bradespar SA, pfd.	Metals & Mining	274,700	1,478,160
Itausa - Investimentos Itau SA, pfd.	Banks	3,081,761	10,889,082
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	539,100	4,086,378
Vale SA, ADR, pfd., A	Metals & Mining	671,895	4,877,958
Total Preferred Stocks (Cost $41,839,210)			30,652,687
Total Investments before Short Term Investments (Cost $189,913,185)			193,576,429

Short Term Investments (Cost $6,153,863) 3.1%
Money Market Funds 3.1%
United States 3.1%
[a,e]Institutional Fiduciary Trust Money Market Portfolio		6,153,863	6,153,863
Total Investments (Cost $196,067,048) 100.3%			199,730,292
Other Assets, less Liabilities (0.3)%			(541,794)
Net Assets 100.0%			$199,188,498

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2014, the value of this security was $837,986, representing 0.42% of net assets.
c At December 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2014, the value of this security was
$825,774, representing 0.41% of net assets.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Emerging Markets Balanced Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests 58.5%			
Austria 0.1%			
OMV AG	Oil, Gas & Consumable Fuels	1,455	$ 38,750
Belgium 2.5%			
Anheuser-Busch InBev NV	Beverages	9,895	1,123,781
Brazil 2.0%			
Itau Unibanco Holding SA, ADR	Banks	70,150	912,652
Chile 0.3%			
Sociedad Quimica Y Minera de Chile SA Soquimich, ADR	Chemicals	6,068	144,904
China 15.6%			
[a]Aluminum Corp. of China Ltd., H	Metals & Mining	313,800	144,477
[a,b]BAIC Motor Corp. Ltd., 144A	Automobiles	103,500	119,465
Brilliance China Automotive Holdings Ltd.	Automobiles	1,172,600	1,875,204
China Construction Bank Corp., H	Banks	1,109,700	908,775
China Life Insurance Co. Ltd., H	Insurance	120,000	468,922
China Mobile Ltd.	Wireless Telecommunication Services	34,500	403,556
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	562,000	452,995
[a]China Shipping Development Co. Ltd., H	Marine	687,900	471,082
CNOOC Ltd.	Oil, Gas & Consumable Fuels	280,000	376,995
Industrial and Commercial Bank of China Ltd., H	Banks	444,600	324,536
NetEase Inc., ADR	Internet Software & Services	2,188	216,918
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	507,000	561,012
Tencent Holdings Ltd.	Internet Software & Services	20,000	290,175
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	412,100	349,708
			6,963,820
Greece 0.2%			
[a]National Bank of Greece SA	Banks	49,641	88,296
Hong Kong 0.5%			
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	16,300	146,700
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	25,200	64,089
			210,789
India 2.5%			
Infosys Ltd., ADR	IT Services	16,180	509,023
Tata Motors Ltd., ADR	Automobiles	14,701	621,558
			1,130,581
Indonesia 3.6%			
Astra International Tbk PT	Automobiles	913,800	547,837
Bank Danamon Indonesia Tbk PT	Banks	2,128,100	777,526
Semen Indonesia (Persero) Tbk PT	Construction Materials	218,500	285,805
			1,611,168
Jordan 0.3%			
Arab Potash Co. PLC	Chemicals	4,918	134,804
Pakistan 5.4%			
United Bank Ltd.	Banks	1,385,600	2,401,981
Peru 0.2%			
Compania de Minas Buenaventura SA, ADR	Metals & Mining	9,800	93,688
Philippines 1.7%			
Ayala Corp.	Diversified Financial Services	19,580	303,417
[a]Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	1,047,100	289,919

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited) *(continued)*

9/15/16	250,000	UYU	8,310
11/03/16	330,000	UYU	10,801
			1,187,480
Zambia 0.5%			
[b]Government of Zambia International Bond, 144A, 8.50%, 4/14/24	200,000		219,919
Total Foreign Government and Agency Securities (Cost $12,680,821)			10,880,038
Total Investments before Short Term Investments (Cost $40,107,442)			39,314,025
Short Term Investments 11.3%			
Foreign Government and Agency Securities 2.1%			
Malaysia 0.1%			
[k]Bank of Negara Monetary Notes, 2/17/15 - 10/01/15	215,000	MYR	61,108
Mexico 0.2%			
Government of Mexico,			
6.00%, 6/18/15	4,800[h]	MXN	32,981
8.00%, 12/17/15	2,900[h]	MXN	20,544
[k]Mexico Treasury Bills, 4/01/15 - 6/25/15	58,990[i]	MXN	39,551
			93,076
Nigeria 1.6%			
[k]Nigeria Treasury Bills,			
2/05/15 - 6/04/15	82,250,000	NGN	436,830
8/06/15	50,750,000	NGN	257,096
			693,926
Philippines 0.0%[†]			
[k]Philippine Treasury Bill, 9/02/15	800,000	PHP	17,636
Uruguay 0.2%			
[k]Uruguay Treasury Bills, 5/04/15 - 10/23/15	1,845,000	UYU	72,404
Total Foreign Government and Agency Securities (Cost $1,034,520)			938,150
Total Investments before Money Market Funds (Cost $41,141,962)			40,252,175
	Shares		
Money Market Funds (Cost $4,116,580) 9.2%			
United States 9.2%			
[a,m]Institutional Fiduciary Trust Money Market Portfolio	4,116,580		4,116,580
Total Investments (Cost $45,258,542) 99.2%			44,368,755
Other Assets, less Liabilities 0.8%			376,113
Net Assets 100.0%			$ 44,744,868

[†]Rounds to less than 0.1% of net assets.

[a]Non-income producing.

[d]Income may be received in additional securities and/or cash.

[g]Redemption price at maturity is adjusted for inflation.

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Sell	41,018	$55,946	1/07/15	$6,310	$-
Malaysian Ringgit	JPHQ	Buy	220,800	65,895	1/08/15	-	(2,800)
Malaysian Ringgit	JPHQ	Buy	119,000	35,539	1/09/15	-	(1,538)
Malaysian Ringgit	JPHQ	Buy	36,000	10,762	1/12/15	-	(479)
Chilean Peso	DBAB	Buy	107,645,000	174,127	1/15/15	2,921	-
Chilean Peso	DBAB	Buy	116,510,000	189,109	1/16/15	2,496	-
Euro	DBAB	Sell	120,000	164,016	1/30/15	18,768	-
Euro	DBAB	Sell	100,000	135,545	2/03/15	14,501	-
Indian Rupee	JPHQ	Buy	12,595,000	202,160	2/04/15	-	(3,694)
Euro	DBAB	Sell	339,000	466,447	2/23/15	56,049	-
Malaysian Ringgit	HSBK	Buy	550,000	172,139	2/26/15	-	(15,722)
Malaysian Ringgit	HSBK	Buy	125,000	37,377	2/27/15	-	(1,831)
Ghanaian Cedi	BZWS	Buy	60,000	19,355	3/10/15	-	(1,351)
Uruguayan Peso	CITI	Buy	580,000	22,961	3/13/15	292	-
Euro	DBAB	Sell	66,600	92,497	3/18/15	11,855	-
Euro	JPHQ	Sell	53,000	73,659	3/19/15	9,483	-
Euro	JPHQ	Sell	66,000	91,853	3/23/15	11,933	-
Euro	JPHQ	Sell	27,000	37,251	3/25/15	4,556	-
Malaysian Ringgit	JPHQ	Buy	310,750	94,196	4/02/15	-	(6,097)
Ghanaian Cedi	BZWS	Buy	16,272	4,938	4/07/15	-	(150)
Euro	DBAB	Sell	121,000	167,210	4/22/15	20,645	-
Euro	JPHQ	Sell	130,000	179,848	4/22/15	22,382	-
Euro	BZWS	Sell	136,000	186,690	5/18/15	21,910	-
Euro	JPHQ	Sell	109,400	149,542	5/20/15	16,988	-
South Korean Won	JPHQ	Buy	145,000,000	139,142	5/28/15	-	(7,353)
South Korean Won	JPHQ	Buy	145,000,000	139,530	5/29/15	-	(7,745)
Euro	DBAB	Sell	123,000	167,739	6/08/15	18,676	-
South Korean Won	JPHQ	Buy	588,927,300	570,279	6/25/15	-	(35,452)
Philippine Peso	DBAB	Buy	5,554,840	123,786	6/29/15	-	(557)
Philippine Peso	DBAB	Buy	1,885,120	42,857	6/30/15	-	(1,038)
Philippine Peso	JPHQ	Buy	1,863,000	42,589	7/01/15	-	(1,261)
Malaysian Ringgit	JPHQ	Buy	140,250	42,819	7/02/15	-	(3,349)
Malaysian Ringgit	DBAB	Buy	25,770	7,878	7/03/15	-	(626)
Malaysian Ringgit	DBAB	Buy	238,900	73,096	7/07/15	-	(5,887)
Euro	DBAB	Sell	31,000	41,583	8/03/15	3,985	-
Mexican Peso	CITI	Buy	7,208,000	530,957	8/10/15	-	(49,054)
Euro	DBAB	Sell	117,750	157,973	8/13/15	15,136	-
Malaysian Ringgit	HSBK	Buy	125,000	38,816	8/28/15	-	(3,774)
Euro	DBAB	Sell	120,000	158,714	8/31/15	13,105	-
Mexican Peso	CITI	Buy	7,253,572	535,671	9/11/15	-	(51,772)

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants/Rights	Value
Common Stocks and Other Equity Interests 81.9%
Argentina 0.8%
MercadoLibre Inc.	Internet Software & Services	42,000	$5,362,140

Austria 1.6%
DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	146,774	11,257,893

Botswana 0.4%
Letshego Holdings Ltd.	Consumer Finance	9,617,099	2,688,614

Brazil 5.4%
Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	2,395,204
Cia Hering	Specialty Retail	466,500	3,554,704
Duratex SA	Paper & Forest Products	1,275,500	3,854,098
Gaec Educacao SA	Diversified Consumer Services	633,400	8,425,471
Grendene SA	Textiles, Apparel & Luxury Goods	1,012,512	5,829,326
JSL SA	Road & Rail	1,248,503	5,989,995
Ser Educacional SA	Diversified Consumer Services	671,300	7,474,607
			37,523,405
China 7.5%
Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	20,271,841	3,398,705
China Vanadium Titano-Magnetite Mining Co. Ltd.	Metals & Mining	11,609,000	1,107,907
COSCO Pacific Ltd.	Transportation Infrastructure	5,257,736	7,485,914
Jiangling Motors Corp. Ltd., B	Automobiles	3,948,718	15,623,865
Ju Teng International Holdings Ltd.	Electronic Equipment, Instruments
	& Components	16,040,000	7,943,513
Mindray Medical International Ltd., ADR	Health Care Equipment & Supplies	124,800	3,294,720
[a]Sohu.com Inc.	Internet Software & Services	36,722	1,952,876
Springland International Holdings Ltd.	Multiline Retail	7,016,000	2,443,039
Travelsky Technology Ltd., H	IT Services	5,473,500	5,915,428
Win Hanverky Holdings Ltd.	Textiles, Apparel & Luxury Goods	27,792,000	3,189,972
			52,355,939
Czech Republic 1.4%
Fortuna Entertainment Group NV	Hotels, Restaurants & Leisure	764,000	4,018,507
Pegas Nonwovens SA	Textiles, Apparel & Luxury Goods	197,073	5,507,717
			9,526,224
Egypt 2.7%
Eastern Tobacco	Tobacco	116,291	3,578,322
Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	1,373,432	15,078,833
			18,657,155
Estonia 0.6%
Olympic Entertainment Group A.S.	Hotels, Restaurants & Leisure	1,557,217	3,203,195
Silvano Fashion Group AS, A	Specialty Retail	494,206	705,628
			3,908,823
Hong Kong 3.8%
Bonjour Holdings Ltd.	Specialty Retail	10,798,150	1,183,709
Giordano International Ltd.	Specialty Retail	3,938,000	1,752,152
I.T Ltd.	Specialty Retail	20,830,395	6,017,589
Luk Fook Holdings (International) Ltd.	Specialty Retail	2,086,000	7,842,055
[b]Sa Sa International Holdings Ltd.	Specialty Retail	5,006,000	3,512,099
Sitoy Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,783,500	3,061,854
Victory City International Holdings Ltd.	Textiles, Apparel & Luxury Goods	24,029,567	3,470,891
			26,840,349
India 13.6%
Apollo Tyres Ltd.	Auto Components	1,197,512	4,240,258
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	626,933	13,962,400
Balkrishna Industries Ltd.	Auto Components	717,833	6,980,181
Biocon Ltd.	Biotechnology	556,817	3,759,078
Federal Bank Ltd.	Banks	5,815,476	13,995,522

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)
Great Eastern Shipping Co. Ltd.	Oil, Gas & Consumable Fuels	717,900	4,121,647
ING Vysya Bank Ltd.	Banks	1,195,337	16,473,217
JK Cement Ltd.	Construction Materials	1,502,198	15,222,162
Redington India Ltd.	Electronic Equipment, Instruments
	& Components	7,244,881	15,780,474
			94,534,939
Indonesia 2.2%
Bank Permata Tbk PT	Banks	5,324,500	647,023
Express Transindo Utama Tbk PT	Road & Rail	45,462,400	4,294,793
Hexindo Adiperkasa Tbk PT	Trading Companies & Distributors	7,596,900	2,149,950
Mandom Indonesia Tbk PT	Personal Products	1,636,400	2,315,536
[a]Panin Financial Tbk PT	Insurance	246,820,200	5,958,760
			15,366,062
Kazakhstan 1.1%
[c]Kcell JSC, GDR, 144A	Wireless Telecommunication
	Services	92,768	932,319
[a]Nostrum Oil & Gas LP	Oil, Gas & Consumable Fuels	993,641	6,504,910
			7,437,229
Kenya 0.2%
Safaricom Ltd.	Wireless Telecommunication
	Services	7,856,000	1,223,298

Malaysia 1.9%
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	4,424,000	8,894,815
[a]Hartalega Holdings Bhd., wts., 5/29/15	Health Care Equipment & Supplies	442,400	339,091
Oldtown Bhd.	Food Products	9,488,025	4,070,367
			13,304,273
Mexico 1.5%
[a]Grupo Herdez SAB de CV	Food Products	4,374,024	10,500,505
Nigeria 1.0%
Access Bank Nigeria PLC	Banks	42,999,778	1,550,811
[a]Access Bank Nigeria PLC, rts, 3/04/15	Banks	14,333,259	—
UAC of Nigeria PLC	Industrial Conglomerates	30,288,005	5,693,483
[a]United Bank for Africa PLC, rts, 2/05/15	Banks	1,315,000	—
			7,244,294
Peru 0.9%
[d]Intercorp Financial Services Inc., Reg S	Banks	215,740	6,558,496

Philippines 0.4%
[a]Pepsi-Cola Products Philippines Inc.	Beverages	32,940,200	3,022,981
Poland 3.3%
[a]Alumetal SA	Metals & Mining	45,808	588,759
Amica Wronki SA	Household Durables	112,408	3,461,053
[a]AmRest Holdings NV	Hotels, Restaurants & Leisure	96,273	2,719,499
CCC SA	Textiles, Apparel & Luxury Goods	133,936	5,050,834
[a]SMT SA	IT Services	353,556	1,275,362
Wawel SA	Food Products	15,556	4,524,295
[a]Work Service SA	Professional Services	1,045,327	5,309,166
			22,928,968
Romania 0.4%
SC Bursa de Valori Bucuresti SA	Diversified Financial Services	150,090	1,375,739
[c]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Oil, Gas & Consumable Fuels	159,600	1,522,768
			2,898,507
Russia 2.9%
[d]Cherkizovo Group OJSC, GDR, Reg S	Food Products	224,987	1,849,393
[a]DIXY Group OJSC	Food & Staples Retailing	561,958	3,482,227
[d]Globaltrans Investment PLC, GDR, Reg S	Road & Rail	117,550	593,627
[a,d]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	464,316	7,568,351
[d]O'Key Group SA, GDR, Reg S	Food & Staples Retailing	519,393	2,280,135

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

[a,d]X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	370,649	4,521,918
			20,295,651
Singapore 1.2%
[b]OSIM International Ltd.	Specialty Retail	4,869,000	7,277,038
Parkson Retail Asia Ltd.	Multiline Retail	1,588,000	958,937
			8,235,975
South Korea 8.1%
Amorepacific Group	Personal Products	9,567	8,729,398
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	112,628	11,481,515
[a]I-Sens Inc.	Health Care Equipment & Supplies	113,635	6,555,706
Interojo Co. Ltd.	Health Care Equipment & Supplies	320,883	5,559,476
LF Corp.	Textiles, Apparel & Luxury Goods	118,955	3,251,860
Vieworks Co. Ltd.	Health Care Equipment & Supplies	221,640	6,950,567
Youngone Corp.	Textiles, Apparel & Luxury Goods	289,884	14,046,822
			56,575,344
Sri Lanka 0.2%
Hemas Holdings PLC	Industrial Conglomerates	2,379,832	1,347,725
Taiwan 2.0%
Green Seal Holding Ltd.	Chemicals	866,000	4,049,414
Merida Industry Co. Ltd.	Leisure Products	513,000	3,476,620
St. Shine Optical Co. Ltd.	Health Care Equipment & Supplies	329,000	5,425,990
TTY Biopharm Co. Ltd.	Pharmaceuticals	379,500	839,310
			13,791,334
Thailand 2.2%
Beauty Community PCL, fgn.	Specialty Retail	8,561,800	8,788,344
DSG International Thailand PCL, fgn.	Household Products	27,442,800	6,468,422
			15,256,766
Turkey 10.0%
Anadolu Cam Sanayii AS	Containers & Packaging	2,211,523	1,895,293
Bizim Toptan Satis Magazalari AS	Food & Staples Retailing	715,619	5,856,932
[a]Celebi Hava Servisi AS	Transportation Infrastructure	409,433	4,833,474
Cimsa Cimento Sanayi ve Ticaret AS	Construction Materials	306,458	2,101,096
IS Yatirim Menkul Degerler AS	Capital Markets	4,693,922	2,333,183
Pinar Entegre Et ve Un Sanayi AS	Food Products	1,562,941	6,107,907
[e]Pinar Sut Mamulleri Sanayii AS	Food Products	2,952,050	27,007,014
[a,e]Reysas Gayrimenkul Yatirim Ortakligi AS	Real Estate Investment Trusts	23,975,998	6,369,764
Trakya Cam Sanayii AS	Building Products	984,408	1,451,071
Ulker Biskuvi Sanayi AS	Food Products	331,080	2,631,673
[c]Ulker Biskuvi Sanayi AS, 144A	Food Products	412,324	3,277,461
Yazicilar Holding AS	Industrial Conglomerates	657,452	5,507,643
			69,372,511
Turkmenistan 1.0%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	863,054	7,230,677

United Arab Emirates 0.9%
Aramex Co.	Air Freight & Logistics	7,312,967	6,172,036
United States 1.1%
[a]Luxoft Holding Inc.	IT Services	198,473	7,643,195
Vietnam 1.6%
DHG Pharmaceutical JSC	Pharmaceuticals	1,118,432	5,020,197
Imexpharm Pharmaceutical JSC	Pharmaceuticals	545,094	1,065,339
Vietnam Container Shipping JSC	Marine	1,510,564	3,531,418
Vietnam Dairy Products JSC	Food Products	424,680	1,896,292
			11,513,246
Total Common Stocks and Other Equity Interests (Cost $486,886,373)			570,574,554
Participatory Notes 1.5%
Saudi Arabia 1.5%
[c]Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co., 144A, 4/12/18	Food Products	40,309	1,272,933

Templeton Global Investment Trust
Statement of Investments, December 31, 2014 (unaudited) (continued)
[c]HSBC Bank PLC, Al Mouwasat Medical Services, 144A, 4/13/15	Health Care Providers & Services	279,525	9,236,925
Total Participatory Notes (Cost $5,940,352)			10,509,858
Preferred Stocks (Cost $7,185,059) 0.7%
Chile 0.7%
Embotelladora Andina SA, pfd., A	Beverages	1,979,200	4,800,432
Total Investments before Short Term Investments (Cost $500,011,784)			585,884,844

Short Term Investments 16.0%
Money Market Funds (Cost $104,098,615) 14.9%
United States 14.9%
[a,f] Institutional Fiduciary Trust Money Market Portfolio		104,098,615	104,098,615
Investments from Cash Collateral Received for Loaned Securities (Cost
$7,648,900) 1.1%
Money Market Funds 1.1%
United States 1.1%
[g]BNY Mellon Overnight Government Fund, 0.072%		7,648,900	7,648,900
Total Investments (Cost $611,759,299) 100.1%			697,632,359
Other Assets, less Liabilities (0.1)%			(649,624)
Net Assets 100.0%			$696,982,735

a Non-income producing.
b A portion or all of the security is on loan at December 31, 2014.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2014, the aggregate value of these securities was $16,242,406, representing 2.33% of net assets.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2014, the aggregate value of these securities was $23,371,920, representing 3.35% of net assets.
e See Note 6 Regarding holdings of 5% voting securities
f Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
g The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited)

Templeton Global Balanced Fund	Industry	Shares	Value
Common Stocks 68.7%
Austria 0.2%
UNIQA Insurance Group AG	Insurance	277,980	$2,615,839
[a]UNIQA Insurance Group AG, 144A	Insurance	350,000	3,293,559
			5,909,398
Belgium 1.0%
UCB SA	Pharmaceuticals	357,990	27,376,211

Brazil 0.2%
Centrais Eletricas Brasileiras SA	Electric Utilities	2,578,600	5,627,801

China 2.9%
China Mobile Ltd.	Wireless Telecommunication
	Services	983,000	11,498,410
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	8,948,000	8,308,746
Haier Electronics Group Co. Ltd.	Household Durables	9,580,000	22,930,868
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	5,765,200	13,011,562
Travelsky Technology Ltd., H	IT Services	22,530,900	24,350,033
			80,099,619
Denmark 0.7%
H. Lundbeck AS	Pharmaceuticals	925,720	18,469,580

France 6.3%
AXA SA	Insurance	1,158,260	26,915,703
BNP Paribas SA	Banks	441,920	26,340,464
Cie Generale des Etablissements Michelin, B	Auto Components	222,874	20,298,628
Compagnie de Saint-Gobain	Building Products	397,507	16,945,047
GDF Suez	Multi-Utilities	260,970	6,135,483
Ipsen SA	Pharmaceuticals	173,070	9,004,832
Sanofi	Pharmaceuticals	234,950	21,509,343
SEB SA	Household Durables	143,880	10,719,017
Technip SA	Energy Equipment & Services	209,930	12,552,166
Total SA, B	Oil, Gas & Consumable Fuels	508,790	26,176,838
			176,597,521
Germany 4.2%
Bayer AG	Pharmaceuticals	157,350	21,514,465
Deutsche Boerse AG	Diversified Financial Services	252,120	18,065,961
Deutsche Lufthansa AG	Airlines	768,570	12,861,481
HeidelbergCement AG	Construction Materials	173,160	12,322,083
Metro AG	Food & Staples Retailing	342,670	10,494,303
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	80,320	16,108,778
SAP SE	Software	132,070	9,310,221
Siemens AG	Industrial Conglomerates	156,850	17,792,671
			118,469,963
Hong Kong 1.7%
AIA Group Ltd.	Insurance	3,913,500	21,702,552
Cheung Kong (Holdings) Ltd.	Real Estate Management &
	Development	406,000	6,833,033
Hutchison Whampoa Ltd.	Industrial Conglomerates	1,078,000	12,421,966
Techtronic Industries Co. Ltd.	Household Durables	1,741,000	5,613,268
			46,570,819
India 2.7%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	1,325,357	23,883,129
ICICI Bank Ltd.	Banks	2,403,510	13,463,621
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	5,523,565	38,205,352
			75,552,102

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

Ireland 0.6%
CRH PLC	Construction Materials	691,142	16,642,008

Israel 1.3%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	635,797	36,564,685

Italy 1.3%
Eni SpA	Oil, Gas & Consumable Fuels	1,004,000	17,627,328
UniCredit SpA	Banks	2,747,850	17,738,333
			35,365,661
Japan 3.6%
CANON Inc.	Technology Hardware, Storage &
	Peripherals	536,300	17,188,902
ITOCHU Corp.	Trading Companies & Distributors	1,515,800	16,343,948
Nissan Motor Co. Ltd.	Automobiles	3,196,300	28,195,194
Suntory Beverage & Food Ltd.	Beverages	513,800	17,880,626
Toyota Motor Corp.	Automobiles	329,700	20,795,932
			100,404,602
Netherlands 2.5%
Akzo Nobel NV	Chemicals	396,628	27,667,380
[b]ING Groep NV, IDR	Banks	1,491,130	19,540,214
[a,b]NN Group NV, 144A	Insurance	281,800	8,471,598
[b]QIAGEN NV	Life Sciences Tools & Services	482,450	11,301,681
TNT Express NV	Air Freight & Logistics	507,665	3,403,696
			70,384,569
Portugal 1.0%
CTT-Correios de Portugal SA	Air Freight & Logistics	697,410	6,765,275
[a]CTT-Correios de Portugal SA, 144A	Air Freight & Logistics	968,800	9,397,912
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	1,175,230	11,989,120
			28,152,307
Russia 0.6%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	1,189,908	16,920,492
Mobile TeleSystems, ADR	Wireless Telecommunication
	Services	11,741	84,300
			17,004,792
Singapore 1.9%
Jardine Cycle & Carriage Ltd.	Distributors	761,000	24,470,561
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	4,191,999	12,340,577
United Overseas Bank Ltd.	Banks	894,000	16,553,306
			53,364,444
South Korea 2.4%
Hyundai Mobis Co. Ltd.	Auto Components	21,460	4,630,413
KB Financial Group Inc.	Banks	313,845	10,372,931
POSCO	Metals & Mining	44,796	11,283,369
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	33,112	40,173,003
			66,459,716
Spain 0.9%
Telefonica SA	Diversified Telecommunication
	Services	1,694,590	24,441,410

Sweden 0.4%
Getinge AB, B	Health Care Equipment & Supplies	558,880	12,741,068

Switzerland 3.3%
[b]ABB Ltd.	Electrical Equipment	814,710	17,323,445
Credit Suisse Group AG	Capital Markets	940,246	23,718,940
Novartis AG	Pharmaceuticals	202,820	18,839,697
Roche Holding AG	Pharmaceuticals	72,740	19,747,059
Tecan Group AG	Life Sciences Tools & Services	45,380	5,157,856

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

Vontobel Holding AG	Capital Markets	204,817	7,725,445
			92,512,442
Taiwan 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	2,162,384	9,633,065

Thailand 0.7%
Bangkok Bank PCL, fgn.	Banks	3,384,600	20,175,839

Turkmenistan 0.3%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	939,050	7,867,372

United Kingdom 5.5%
Aviva PLC	Insurance	3,441,044	25,986,424
[b]CEVA Holdings LLC	Air Freight & Logistics	247	191,200
GlaxoSmithKline PLC	Pharmaceuticals	715,913	15,354,695
HSBC Holdings PLC	Banks	2,038,992	19,446,019
Kingfisher PLC	Specialty Retail	3,413,968	18,119,203
Marks & Spencer Group PLC	Multiline Retail	4,330,650	32,319,880
Petrofac Ltd.	Energy Equipment & Services	990,990	10,858,932
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	309,969	10,788,710
Standard Chartered PLC	Banks	705,118	10,584,019
Vodafone Group PLC	Wireless Telecommunication
	Services	3,361,975	11,667,551
			155,316,633
United States 22.2%
Abercrombie & Fitch Co., A	Specialty Retail	218,790	6,266,146
Accenture PLC, A	IT Services	130,520	11,656,741
Allegheny Technologies Inc.	Metals & Mining	280,830	9,764,459
Amgen Inc.	Biotechnology	194,270	30,945,268
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	764,530	19,052,088
Baker Hughes Inc.	Energy Equipment & Services	244,230	13,693,976
Best Buy Co. Inc.	Specialty Retail	772,370	30,106,983
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	263,620	5,159,043
Chevron Corp.	Oil, Gas & Consumable Fuels	83,880	9,409,658
Cisco Systems Inc.	Communications Equipment	836,800	23,275,592
Citigroup Inc.	Banks	550,490	29,787,014
Comcast Corp., Special A	Media	593,992	34,193,149
CVS Health Corp.	Food & Staples Retailing	279,560	26,924,424
Foot Locker Inc.	Specialty Retail	658,390	36,988,350
Halliburton Co.	Energy Equipment & Services	246,515	9,695,435
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	778,870	31,256,053
JPMorgan Chase & Co.	Banks	487,826	30,528,151
LyondellBasell Industries NV, A	Chemicals	137,750	10,935,973
Macy's Inc.	Multiline Retail	543,340	35,724,605
Medtronic Inc.	Health Care Equipment & Supplies	232,090	16,756,898
Microsoft Corp.	Software	614,439	28,540,692
Morgan Stanley	Capital Markets	759,750	29,478,300
[b]Navistar International Corp.	Machinery	104,090	3,484,933
NewPage Holdings Inc.	Paper & Forest Products	2,200	199,650
[b]News Corp., A	Media	1,165,360	18,284,498
Noble Corp. PLC	Energy Equipment & Services	841,550	13,944,484
Oracle Corp.	Software	352,618	15,857,231
Pfizer Inc.	Pharmaceuticals	667,132	20,781,162
PG&E Corp.	Multi-Utilities	347,180	18,483,863
[b,c,d]Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	2,143,649
United Parcel Service Inc., B	Air Freight & Logistics	126,620	14,076,345
Verizon Communications Inc.	Diversified Telecommunication
	Services	226,363	10,589,261
Walgreens Boots Alliance Inc.	Food & Staples Retailing	295,780	22,538,436
			620,522,510
Total Common Stocks (Cost $1,707,864,087)			1,922,226,137

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

Equity-Linked Securities 2.7%
Netherlands 0.4%
[a]Barclays Bank PLC into TNT Express NV, 4.00%, 144A	Air Freight & Logistics	1,724,180	9,867,327
United States 2.3%
[a]Morgan Stanley into Microsoft Corp., 3.40%, 144A	Software	474,023	22,167,401
[a]Royal Bank of Canada into Chesapeake Energy Corp., 3.50%, 144A	Oil, Gas & Consumable Fuels	251,153	4,880,656
[a]Royal Bank of Canada into Isis Pharmaceuticals Inc., 7.70%, 144A	Biotechnology	270,897	14,260,154
[a]The Goldman Sachs Group Inc. into Gilead Sciences Inc., 3.50%, 144A	Biotechnology	250,411	23,109,254
			64,417,465
Total Equity-Linked Securities (Cost $65,458,160)			74,284,792

Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[b]CEVA Holdings LLC, cvt. pfd., A-1	Air Freight & Logistics	12	12,000
[b]CEVA Holdings LLC, cvt. pfd., A-2	Air Freight & Logistics	534	413,897
Total Convertible Preferred Stocks (Cost $802,629)			425,897

Preferred Stocks 0.6%
Brazil 0.2%
Centrais Eletricas Brasileiras SA, pfd., B	Electric Utilities	1,561,200	4,805,500
Germany 0.4%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	129,100	13,101,416
United States 0.0%†
GMAC Capital Trust I, 8.125%, pfd.	Consumer Finance	11,600	306,008

Total Preferred Stocks (Cost $24,306,068)			18,212,924
		Principal Amount*
Corporate Bonds and Notes 3.1%
Australia 0.0%†
[a]FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 6.875%,
2/01/18	Metals & Mining	488,889	446,417
4/01/22	Metals & Mining	400,000	334,500
			780,917
Bermuda 0.0%†
[a]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Wireless Telecommunication
	Services	600,000	587,250
[a]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Wireless Telecommunication
	Services	500,000	475,313
			1,062,563
Brazil 0.0%†
[a]JBS Investments GmbH, senior note, 144A, 7.25%, 4/03/24	Food & Staples Retailing	1,400,000	1,388,625
Canada 0.1%
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Energy Equipment & Services	1,350,000	1,316,250
[a]First Quantum Minerals Ltd., senior note, 144A, 7.00%, 2/15/21	Metals & Mining	1,500,000	1,357,500
			2,673,750
Italy 0.0%†
[a]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Diversified Telecommunication
	Services	1,400,000	1,323,000
Kazakhstan 0.2%
HSBK (Europe) BV, senior note,
[a]144A, 7.25%, 5/03/17	Banks	700,000	701,008

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

[e]Reg S, 7.25%, 5/03/17	Banks	3,800,000		3,805,472
				4,506,480
Luxembourg 0.2%
ArcelorMittal, senior note, 6.00%, 3/01/21	Metals & Mining	1,400,000		1,450,911
[a]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.75%, 1/31/21	Containers & Packaging	1,500,000		1,484,062
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Diversified Telecommunication
	Services	800,000		797,500
senior note, 7.50%, 4/01/21	Diversified Telecommunication
	Services	1,200,000		1,288,500
				5,020,973
Mexico 0.1%
[a]Cemex Finance LLC, senior secured note, 144A, 6.00%, 4/01/24	Construction Materials	1,500,000		1,452,187

Romania 0.1%
[a]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	Media	2,500,000	EUR	3,093,062

Russia 0.1%
[a]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000		1,770,000

South Africa 0.2%
[a]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	Specialty Retail	10,571,000	EUR	4,796,591
[a]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	Specialty Retail	800,000	EUR	780,450
				5,577,041
Spain 0.0%†
[a]Abengoa Finance SAU, senior note, 144A, 7.75%, 2/01/20	Construction & Engineering	1,500,000		1,338,750

Ukraine 0.1%
[e]State Export-Import Bank of Ukraine (BIZ FIN), loan participation, Reg S, 8.75%,
1/22/18	Banks	3,880,000		2,264,950

United States 2.0%
Ally Financial Inc., senior note, 7.50%, 9/15/20	Consumer Finance	1,700,000		1,997,500
[a]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	Internet Software & Services	1,200,000		1,134,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	Oil, Gas & Consumable Fuels	1,500,000		1,166,250
Calpine Corp.,
senior bond, 5.75%, 1/15/25	Independent Power & Renewable
	Electricity Producers	500,000		506,875
[a]senior secured bond, first lien, 144A, 7.875%, 1/15/23	Independent Power & Renewable
	Electricity Producers	952,000		1,054,340
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	Media	1,500,000		1,501,875
CenturyLink Inc., senior bond, 6.75%, 12/01/23	Diversified Telecommunication
	Services	1,500,000		1,648,125
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	Oil, Gas & Consumable Fuels	2,000,000		2,135,000
CHS/Community Health Systems Inc., senior note, 6.875%, 2/01/22	Health Care Providers & Services	700,000		745,063
[f]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	Banks	1,500,000		1,481,250
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	Media	400,000		414,000
senior sub. note, 7.625%, 3/15/20	Media	300,000		317,250
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	Health Care Providers & Services	1,500,000		1,532,812
Energy Transfer Equity LP, senior bond, 5.875%, 1/15/24	Oil, Gas & Consumable Fuels	1,500,000		1,530,000
Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN
thereafter, 1/15/68	Oil, Gas & Consumable Fuels	1,200,000		1,317,152
Equinix Inc., senior bond, 5.375%, 4/01/23	Internet Software & Services	1,500,000		1,507,500
First Data Corp., senior note, 10.625%, 6/15/21	IT Services	1,298,000		1,476,475
[a,g]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	Hotels, Restaurants & Leisure	1,000,000		12,500
Ford Motor Credit Co. LLC, senior note,
7.00%, 4/15/15	Automobiles	300,000		305,197
6.625%, 8/15/17	Automobiles	450,000		501,978
8.125%, 1/15/20	Automobiles	300,000		371,993
Frontier Communications Corp., senior note, 8.50%, 4/15/20	Diversified Telecommunication
	Services	1,200,000		1,344,000
Gannett Co. Inc., senior bond, 6.375%, 10/15/23	Media	1,500,000		1,597,500

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	Diversified Financial Services	59,000,000		MXN	4,433,702
[a]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	Pharmaceuticals	1,400,000			1,435,280
HCA Inc.,
senior note, 6.50%, 2/15/16	Health Care Providers & Services	1,100,000			1,150,875
senior secured note, 5.875%, 3/15/22	Health Care Providers & Services	900,000			987,750
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	Media	800,000			787,000
[a]senior secured note, first lien, 144A, 9.00%, 9/15/22	Media	400,000			393,000
KB Home, senior bond, 7.50%, 9/15/22	Household Durables	1,500,000			1,597,500
Linn Energy LLC/Finance Corp., senior note,
7.75%, 2/01/21	Oil, Gas & Consumable Fuels	500,000			423,750
6.50%, 9/15/21	Oil, Gas & Consumable Fuels	500,000			407,500
Navient Corp., senior note,
8.45%, 6/15/18	Consumer Finance	900,000			1,005,750
5.50%, 1/15/19	Consumer Finance	900,000			922,500
[a]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	Energy Equipment & Services	1,500,000			1,060,313
Peabody Energy Corp., senior note, 6.25%, 11/15/21	Oil, Gas & Consumable Fuels	500,000			429,375
[a,h]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	Oil, Gas & Consumable Fuels	1,000,000			747,500
Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 5.875%,
3/01/22	Oil, Gas & Consumable Fuels	1,500,000			1,503,750
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.25%, 2/15/21	Containers & Packaging	800,000			824,000
Sabine Pass Liquefaction LLC, senior secured, first lien, 5.75%, 5/15/24	Oil, Gas & Consumable Fuels	1,500,000			1,479,375
Samson Investment Co., senior note, 9.75%, 2/15/20	Oil, Gas & Consumable Fuels	1,500,000			629,063
[a]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	Media	1,500,000			1,541,250
Sprint Nextel Corp., senior note,
6.00%, 11/15/22	Diversified Telecommunication
	Services	1,100,000			1,016,125
[a]144A, 9.00%, 11/15/18	Diversified Telecommunication
	Services	1,100,000			1,253,890
T-Mobile USA Inc., senior bond, 6.375%, 3/01/25	Wireless Telecommunication
	Services	1,200,000			1,222,200
[a]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
5.625%, 3/01/24	Textiles, Apparel & Luxury Goods	1,500,000			1,455,000
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	Health Care Providers & Services	600,000			672,000
[a]144A, 5.00%, 3/01/19	Health Care Providers & Services	900,000			903,375
[a,g]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings	Independent Power & Renewable
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	Electricity Producers	1,200,000			855,000
[a]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	Pharmaceuticals	1,000,000			1,048,750
					55,784,208
Total Corporate Bonds and Notes (Cost $103,366,399)					88,036,506

[h]Senior Floating Rate Interests 0.2%
United States 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	Food & Staples Retailing	427,610			423,334
[i]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	Aerospace & Defense	50,306			40,825
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%,
1/29/18	Auto Components	129,582			129,258
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	Media	29,771			29,325
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	Machinery	252,802			242,058
[d,j]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	Hotels, Restaurants & Leisure	3,667,356			3,520,662
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	Software	444,000			446,590
Total Senior Floating Rate Interests (Cost $4,691,286)					4,832,052

Foreign Government and Agency Securities 21.2%
Brazil 2.2%
Letra Tesouro Nacional, Strip,
10/01/15		5,550	[k]	BRL	1,908,589
1/01/16		20,100	[k]	BRL	6,699,113
7/01/16		1,670	[k]	BRL	523,568
10/01/16		5,280	[k]	BRL	1,603,873
1/01/17		13,620	[k]	BRL	4,021,687
1/01/18		6,870	[k]	BRL	1,804,959

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)
Nota Do Tesouro Nacional,
10.00%, 1/01/17	11,425	[k]	BRL	4,095,526
10.00%, 1/01/21	2,700	[k]	BRL	916,864
10.00%, 1/01/23	7,150	[k]	BRL	2,385,529
[l]Index Linked, 6.00%, 5/15/15	8,845	[k]	BRL	8,443,742
[l]Index Linked, 6.00%, 8/15/16	3,120	[k]	BRL	2,951,933
[l]Index Linked, 6.00%, 8/15/18	5,785	[k]	BRL	5,430,254
[l]Index Linked, 6.00%, 8/15/22	3,450	[k]	BRL	3,240,814
[l]Index Linked, 6.00%, 5/15/45	15,735	[k]	BRL	14,573,707
senior note, 10.00%, 1/01/19	5,490	[k]	BRL	1,902,544
				60,502,702
El Salvador 0.0%†
[a]Government of El Salvador, 144A, 7.65%, 6/15/35	100,000			107,545

Ghana 0.7%
Government of Ghana,
24.00%, 5/25/15	5,155,000		GHS	1,616,696
21.00%, 10/26/15	6,071,000		GHS	1,863,282
16.90%, 3/07/16	3,270,000		GHS	960,240
19.24%, 5/30/16	3,615,000		GHS	1,080,346
26.00%, 6/05/17	2,070,000		GHS	706,029
23.00%, 8/21/17	29,760,000		GHS	9,654,714
19.04%, 9/24/18	3,220,000		GHS	940,619
[a]144A, 7.875%, 8/07/23	1,900,000			1,766,250
				18,588,176
Hungary 2.9%
Government of Hungary,
5.50%, 12/22/16	4,222,260,000		HUF	17,257,862
4.125%, 2/19/18	3,270,000			3,396,631
4.00%, 4/25/18	256,280,000		HUF	1,018,375
6.50%, 6/24/19	4,320,960,000		HUF	18,800,173
7.50%, 11/12/20	289,190,000		HUF	1,346,782
5.375%, 2/21/23	6,040,000			6,556,571
A, 6.75%, 11/24/17	1,159,140,000		HUF	4,958,317
A, 5.50%, 12/20/18	932,390,000		HUF	3,909,708
A, 7.00%, 6/24/22	1,158,710,000		HUF	5,447,417
A, 6.00%, 11/24/23	770,020,000		HUF	3,501,533
B, 5.50%, 6/24/25	3,414,680,000		HUF	15,170,771
				81,364,140
India 1.1%
Government of India,
senior bond, 7.80%, 5/03/20	302,000,000		INR	4,746,074
senior bond, 8.28%, 9/21/27	91,200,000		INR	1,479,173
senior bond, 8.60%, 6/02/28	313,200,000		INR	5,247,187
senior note, 7.28%, 6/03/19	11,700,000		INR	180,917
senior note, 8.12%, 12/10/20	226,800,000		INR	3,615,955
senior note, 8.35%, 5/14/22	89,100,000		INR	1,440,866
senior note, 7.16%, 5/20/23	56,000,000		INR	842,647
senior note, 8.83%, 11/25/23	756,500,000		INR	12,632,716
				30,185,535
Indonesia 0.2%
Government of Indonesia,
FR27, 9.50%, 6/15/15	4,937,000,000		IDR	403,865
FR28, 10.00%, 7/15/17	4,156,000,000		IDR	354,860
FR31, 11.00%, 11/15/20	154,000,000		IDR	14,274
FR34, 12.80%, 6/15/21	24,641,000,000		IDR	2,478,227
FR35, 12.90%, 6/15/22	10,564,000,000		IDR	1,097,555
FR36, 11.50%, 9/15/19	7,623,000,000		IDR	706,419
FR43, 10.25%, 7/15/22	154,000,000		IDR	14,166
senior bond, FR53, 8.25%, 7/15/21	854,000,000		IDR	70,724

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

senior note, 8.50%, 10/15/16	616,000,000	IDR	50,557
			5,190,647
Ireland 0.4%
Government of Ireland,
5.00%, 10/18/20	6,631,000	EUR	10,047,240
senior bond, 5.40%, 3/13/25	378,770	EUR	631,961
			10,679,201
Malaysia 1.0%
Government of Malaysia,
3.835%, 8/12/15	7,265,000	MYR	2,083,818
4.72%, 9/30/15	13,510,000	MYR	3,901,498
3.197%, 10/15/15	12,525,000	MYR	3,576,744
senior bond, 4.262%, 9/15/16	7,340,000	MYR	2,122,964
senior note, 3.172%, 7/15/16	54,510,000	MYR	15,504,131
			27,189,155
Mexico 3.5%
Government of Mexico,
6.00%, 6/18/15	78,460[m] MXN		539,103
8.00%, 12/17/15	6,471,400[m] MXN		45,844,862
6.25%, 6/16/16	448,880[m] MXN		3,161,094
7.25%, 12/15/16	6,769,220[m] MXN		49,030,939
			98,575,998
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	6,988,000	PEN	2,680,179

Philippines 0.1%
Government of the Philippines, senior note, 1.625%, 4/25/16	85,460,000	PHP	1,889,925

Poland 0.5%
Government of Poland,
5.50%, 4/25/15	4,130,000	PLN	1,181,042
6.25%, 10/24/15	13,260,000	PLN	3,879,620
5.00%, 4/25/16	560,000	PLN	164,694
4.75%, 10/25/16	17,455,000	PLN	5,189,486
5.75%, 9/23/22	12,900,000	PLN	4,511,866
			14,926,708
Portugal 0.8%
[a]Government of Portugal, 144A, 5.125%, 10/15/24	22,020,000		23,217,888

Republic of Montenegro 0.1%
[a]Government of Montenegro, 144A, 5.375%, 5/20/19	3,320,000	EUR	4,226,817

Russia 0.1%
[e]Government of Russia, senior bond, Reg S, 7.50%, 3/31/30	1,460,650		1,526,598

Serbia 0.6%
Serbia Treasury Bond, 10.00%,
6/27/16	6,930,000	RSD	70,028
8/15/16	2,800,000	RSD	28,271
11/21/18	1,430,000	RSD	14,050
Serbia Treasury Note,
10.00%, 11/08/15	1,487,800,000	RSD	15,028,515
10.00%, 1/30/16	460,000	RSD	4,656
8.00%, 10/02/16	172,050,000	RSD	1,682,670
10.00%, 10/17/16	1,600,000	RSD	16,132
10.00%, 12/19/16	1,600,000	RSD	16,110
			16,860,432
Slovenia 0.8%
[a]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	3,590,000		3,989,944

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

5.85%, 5/10/23	17,125,000		19,571,477
			23,561,421
South Korea 1.3%
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	236,300,000	KRW	216,264
senior bond, 2.80%, 8/02/15	2,911,960,000	KRW	2,673,484
senior bond, 2.81%, 10/02/15	190,000,000	KRW	174,672
senior note, 2.74%, 2/02/15	8,029,440,000	KRW	7,344,894
senior note, 2.76%, 6/02/15	7,040,800,000	KRW	6,455,474
senior note, 2.66%, 6/09/15	1,604,300,000	KRW	1,470,447
senior note, 2.90%, 12/02/15	4,798,000,000	KRW	4,419,322
senior note, 2.78%, 2/02/16	8,591,020,000	KRW	7,912,848
senior note, 2.80%, 4/02/16	2,079,410,000	KRW	1,918,042
senior note, 2.79%, 6/02/16	181,500,000	KRW	167,576
Korea Treasury Bond, senior note,
3.25%, 6/10/15	93,800,000	KRW	86,193
2.75%, 12/10/15	761,140,000	KRW	700,290
2.75%, 6/10/16	1,620,500,000	KRW	1,495,330
3.00%, 12/10/16	2,123,100,000	KRW	1,974,452
			37,009,288
Sri Lanka 2.3%
Government of Sri Lanka,
10.60%, 7/01/19	18,850,000	LKR	161,987
10.60%, 9/15/19	5,920,000	LKR	51,099
A, 8.50%, 11/01/15	20,000,000	LKR	155,244
A, 7.50%, 8/15/18	5,920,000	LKR	45,604
A, 8.00%, 11/15/18	22,960,000	LKR	179,955
A, 9.00%, 5/01/21	220,400,000	LKR	1,792,984
C, 8.50%, 4/01/18	248,300,000	LKR	1,970,219
[e]senior note, Reg S, 6.25%, 10/04/20	20,000,000		20,935,200
[e]senior note, Reg S, 6.25%, 7/27/21	38,400,000		40,159,104
			65,451,396
[n]Supranational 0.2%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	60,000,000	MXN	4,748,305

Sweden 0.0%†
Government of Sweden, 4.50%, 8/12/15	8,360,000	SEK	1,100,341

Ukraine 1.3%
[a]Government of Ukraine,
144A, 9.25%, 7/24/17	6,760,000		4,163,315
144A, 7.75%, 9/23/20	890,000		542,259
senior bond, 144A, 7.80%, 11/28/22	28,490,000		17,026,051
senior note, 144A, 7.50%, 4/17/23	24,050,000		14,178,197
			35,909,822
Uruguay 0.9%
[o]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	16,504,379	UYU	684,883
Index Linked, zero cpn., 3/26/15	2,954,310	UYU	120,273
senior bond, Index Linked, 5.00%, 9/14/18	13,413,740	UYU	568,883
senior bond, Index Linked, 4.375%, 12/15/28	37,224,231	UYU	1,542,574
senior bond, Index Linked, 4.00%, 7/10/30	302,317	UYU	12,130
senior bond, Index Linked, 3.70%, 6/26/37	4,766,872	UYU	176,877
Uruguay Notas del Tesoro,
10.25%, 8/22/15	56,400,000	UYU	2,296,458
9.50%, 1/27/16	56,100,000	UYU	2,306,154
11.00%, 3/21/17	50,000	UYU	1,975
Uruguay Treasury Bill, Strip,
3/26/15	9,288,000	UYU	370,697
5/14/15	27,200,000	UYU	1,066,671
7/02/15	3,040,000	UYU	116,744
8/20/15	399,880,000	UYU	15,106,254
11/26/15	3,370,000	UYU	123,147

Templeton Global Investment Trust
Statement of Investments, December 31, 2014 (unaudited) (continued)
1/14/16		700,000		UYU	25,164
4/21/16		2,470,000		UYU	85,975
7/28/16		10,000		UYU	337
11/03/16		370,000		UYU	12,110
					24,617,306
Zambia 0.1%
[a]Government of Zambia International Bond, 144A, 8.50%, 4/14/24		3,100,000			3,408,745
Total Foreign Government and Agency Securities (Cost $654,099,537)					593,518,270
		Shares
Escrows and Litigation Trusts 0.0%
United States 0.0%
[b,i]Comfort Co. Inc., Escrow Account	Household Durables	2,762			—
[b,i]NewPage Corp., Litigation Trust	Paper & Forest Products	1,100,000			—
Total Escrows and Litigation Trusts (Cost $—)					—
Total Investments before Short Term Investments (Cost $2,560,588,166)					2,701,536,578

Short Term Investments 1.7%
		Principal Amount*
Foreign Government and Agency Securities 1.0%
Malaysia 0.6%
[p]Bank of Negara Monetary Notes, 3/03/15 - 10/01/15		57,490,000		MYR	16,248,500
Mexico 0.0%†
[p]Mexico Treasury Bills, 4/01/15 - 6/25/15		622,580	[q]	MXN	417,432
Philippines 0.2%
[p]Philippine Treasury Bills, 5/06/15 - 12/02/15		191,500,000		PHP	4,217,222
Singapore 0.2%
[p]Monetary Authority of Singapore Treasury Bills, 1/02/15 - 2/23/15		6,660,000		SGD	5,024,675
Total Foreign Government and Agency Securities (Cost $27,516,257)					25,907,829
Total Investments before Money Market Funds (Cost $2,588,104,423)					2,727,444,407
		Shares
Money Market Funds (Cost $19,857,991) 0.7%
United States 0.7%
[b,r]Institutional Fiduciary Trust Money Market Portfolio		19,857,991			19,857,991
Total Investments (Cost $2,607,962,414) 98.2%					2,747,302,398
Other Assets, less Liabilities 1.8%					50,998,637
Net Assets 100.0%					$2,798,301,035

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2014, the aggregate value of these securities was $221,869,262, representing 7.93% of net assets.
bNon-income producing.
cThe security is owned by FT Holdings Corporation IV, a wholly-owned subsidiary of the Fund. See Note 7.
dAt December 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

Templeton Global Investment Trust
Statement of Investments, December 31, 2014 (unaudited) (continued)
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2014, the aggregate value of these securities was $68,691,324, representing 2.45% of net assets.
fPerpetual security with no stated maturity date.
gDefaulted security or security for which income has been deemed uncollectible.
hThe coupon rate shown represents the rate at period end.
iSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2014, the aggregate value of these securities was $40,825, representing less than 0.01% of net assets.
jIncome may be received in additional securities and/or cash.
kPrincipal amount is stated in 1,000 Brazilian Real Units.
lRedemption price at maturity is adjusted for inflation.
mPrincipal amount is stated in 100 Mexican Peso Units.
nA supranational organization is an entity formed by two or more central governments through international treaties.
oPrincipal amount of security is adjusted for inflation.
pThe security is traded on a discount basis with no stated coupon rate.
qPrincipal amount is stated in 10 Mexican Peso Units.
rInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At December 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
Japanese Yen	DBAB	Sell	160,839,000	1,544,450	1/07/15	$202,086	$-
Japanese Yen	GSCO	Sell	228,991,000	2,207,972	1/08/15	296,794	-
Malaysian Ringgit	DBAB	Buy	2,972,900	886,031	1/08/15	-	(36,506)
Malaysian Ringgit	JPHQ	Buy	1,266,900	378,089	1/08/15	-	(16,064)
Chilean Peso	MSCO	Buy	758,240,000	1,234,014	1/09/15	13,994	-
Euro	DBAB	Sell	956,250	1,294,568	1/09/15	137,390	-
Malaysian Ringgit	JPHQ	Buy	681,000	203,381	1/09/15	-	(8,802)
Malaysian Ringgit	HSBK	Buy	2,848,623	851,199	1/12/15	-	(37,535)
Malaysian Ringgit	JPHQ	Buy	204,000	60,987	1/12/15	-	(2,717)
Japanese Yen	CITI	Sell	63,300,000	605,220	1/13/15	76,890	-
Chilean Peso	DBAB	Buy	504,600,000	818,890	1/14/15	11,144	-
Indian Rupee	JPHQ	Buy	13,818,000	222,876	1/14/15	-	(4,272)
Japanese Yen	SCNY	Sell	189,880,000	1,817,381	1/14/15	232,544	-
Chilean Peso	DBAB	Buy	473,414,000	765,794	1/15/15	12,847	-
Indian Rupee	DBAB	Buy	62,182,000	1,001,804	1/15/15	-	(18,262)
Japanese Yen	HSBK	Sell	209,990,000	2,019,135	1/15/15	266,434	-
Chilean Peso	DBAB	Buy	512,406,000	831,693	1/16/15	10,978	-
Japanese Yen	DBAB	Sell	63,500,000	614,316	1/16/15	84,303	-
Japanese Yen	SCNY	Sell	260,930,000	2,525,394	1/16/15	347,499	-
Malaysian Ringgit	JPHQ	Buy	599,000	180,481	1/16/15	-	(9,459)
Chilean Peso	CITI	Buy	693,880,000	1,113,861	1/20/15	26,701	-
Indian Rupee	DBAB	Buy	115,951,000	1,867,395	1/20/15	-	(35,191)
Indian Rupee	JPHQ	Buy	13,818,000	222,253	1/20/15	-	(3,907)
Indian Rupee	JPHQ	Buy	51,553,000	824,037	1/21/15	-	(9,582)
Indian Rupee	DBAB	Buy	18,126,000	291,521	1/22/15	-	(5,216)
Indian Rupee	JPHQ	Buy	25,753,000	411,554	1/22/15	-	(4,778)
Indian Rupee	DBAB	Buy	18,310,000	292,259	1/27/15	-	(3,332)
Japanese Yen	GSCO	Sell	254,830,000	2,465,103	1/27/15	337,919	-
Japanese Yen	DBAB	Sell	242,274,032	2,372,909	1/28/15	350,518	-
Japanese Yen	HSBK	Sell	313,645,839	3,064,863	1/28/15	446,693	-

Templeton Global Investment Trust
Statement of Investments, December 31, 2014 (unaudited) (continued)
Chilean Peso	DBAB	Buy	348,535,000	578,539		1/30/15	-	(6,326)
Euro	DBAB	Sell	8,237,000	11,259,885		1/30/15	1,289,804	-
Indian Rupee	DBAB	Buy	31,223,000	501,546		1/30/15	-	(9,147)
Indian Rupee	HSBK	Buy	26,015,000	418,601		1/30/15	-	(8,334)
Swedish Krona	DBAB	Buy	1,850,000	197,500	EUR	1/30/15	-	(1,823)
Swedish Krona	DBAB	Sell	1,850,000	200,164	EUR	1/30/15	5,048	-
Chilean Peso	DBAB	Buy	335,130,000	559,389		2/02/15	-	(9,310)
Indian Rupee	DBAB	Buy	6,456,500	103,748		2/02/15	-	(1,976)
Chilean Peso	DBAB	Buy	286,005,000	477,311		2/03/15	-	(7,902)
Euro	DBAB	Sell	5,030,000	6,817,914		2/03/15	729,415	-
Indian Rupee	DBAB	Buy	28,167,000	452,002		2/03/15	-	(8,087)
Indian Rupee	HSBK	Buy	9,684,750	155,395		2/03/15	-	(2,762)
Chilean Peso	DBAB	Buy	449,800,000	793,578		2/04/15	-	(55,394)
Indian Rupee	JPHQ	Buy	93,886,000	1,506,950		2/04/15	-	(27,537)
Japanese Yen	JPHQ	Sell	209,300,000	2,072,922		2/06/15	325,655	-
Japanese Yen	SCNY	Sell	209,310,000	2,072,428		2/06/15	325,077	-
Euro	DBAB	Sell	288,563	390,338		2/09/15	41,037	-
Indian Rupee	CITI	Buy	15,811,000	252,804		2/09/15	-	(3,864)
Indian Rupee	DBAB	Buy	49,615,000	797,261		2/09/15	-	(16,087)
Indian Rupee	HSBK	Buy	57,335,000	921,092		2/09/15	-	(18,368)
Indian Rupee	JPHQ	Buy	25,080,000	403,074		2/09/15	-	(8,196)
Japanese Yen	BZWS	Sell	209,340,000	2,072,458		2/09/15	324,815	-
Japanese Yen	JPHQ	Sell	209,790,000	2,072,407		2/09/15	321,008	-
Indian Rupee	DBAB	Buy	9,032,000	145,089		2/12/15	-	(2,952)
Indian Rupee	HSBK	Buy	9,755,000	156,685		2/12/15	-	(3,170)
Indian Rupee	HSBK	Buy	24,630,000	394,901		2/13/15	-	(7,361)
Chilean Peso	CITI	Buy	866,360,000	1,515,410		2/17/15	-	(95,008)
Chilean Peso	DBAB	Buy	401,200,000	686,575		2/18/15	-	(28,856)
Euro	DBAB	Sell	16,570,000	22,777,122		2/23/15	2,717,274	-
Indian Rupee	DBAB	Buy	22,559,000	360,034		2/23/15	-	(5,656)
Chilean Peso	DBAB	Buy	195,280,000	339,972		2/26/15	-	(20,030)
Euro	BZWS	Sell	587,300	806,991		2/26/15	95,983	-
Euro	SCNY	Sell	2,984,696	4,098,883		2/26/15	485,494	-
Japanese Yen	BZWS	Sell	302,200,000	2,955,010		2/26/15	431,799	-
Japanese Yen	SCNY	Sell	312,386,000	3,057,273		2/26/15	449,014	-
Chilean Peso	DBAB	Buy	401,810,000	693,493		3/03/15	-	(35,439)
Indian Rupee	HSBK	Buy	9,684,750	153,866		3/03/15	-	(1,936)
Euro	DBAB	Sell	1,107,436	1,531,444		3/09/15	190,614	-
Indian Rupee	DBAB	Buy	9,241,000	147,564		3/09/15	-	(2,764)
Chilean Peso	DBAB	Buy	486,980,000	827,648		3/13/15	-	(30,784)
Indian Rupee	JPHQ	Buy	39,418,000	627,575		3/13/15	-	(10,396)
Malaysian Ringgit	JPHQ	Buy	8,612,000	2,610,502		4/02/15	-	(168,958)
Swedish Krona	DBAB	Buy	57,125,412	6,331,650	EUR	4/09/15	-	(340,791)
Chilean Peso	MSCO	Buy	679,390,000	1,198,219		4/16/15	-	(89,676)
Swedish Krona	DBAB	Buy	123,614,356	13,506,075	EUR	4/22/15	-	(502,235)
Chilean Peso	JPHQ	Buy	430,475,000	744,444		4/28/15	-	(42,752)
Euro	SCNY	Sell	3,768,000	5,214,384		4/30/15	649,894	-
Euro	BZWS	Sell	1,887,488	2,615,794		5/05/15	329,201	-
Euro	DBAB	Sell	177,411	234,564		5/07/15	19,635	-
Euro	JPHQ	Sell	40,000,000	55,712,000		5/11/15	7,250,957	-

Templeton Global Investment Trust
Statement of Investments, December 31, 2014 (unaudited) (continued)
Euro	GSCO	Sell	4,960,000	6,834,880		5/13/15	825,581	-
Euro	GSCO	Sell	15,040,000	20,716,698		5/14/15	2,494,757	-
Euro	BZWS	Sell	2,176,000	2,985,309		5/15/15	348,915	-
Euro	GSCO	Sell	1,220,000	1,673,291		5/18/15	195,118	-
Japanese Yen	BOFA	Sell	540,647,250	5,325,000		5/18/15	806,597	-
Japanese Yen	BOFA	Sell	539,529,250	5,330,000		5/19/15	820,885	-
Japanese Yen	BZWS	Sell	540,995,000	5,330,000		5/19/15	808,635	-
Japanese Yen	CITI	Sell	540,354,900	5,330,000		5/19/15	813,985	-
Japanese Yen	HSBK	Sell	541,429,400	5,330,000		5/19/15	805,005	-
Euro	JPHQ	Sell	3,894,476	5,257,250		5/20/15	538,534	-
Japanese Yen	JPHQ	Sell	149,426,000	1,273,499		5/20/15	24,656	-
Euro	GSCO	Sell	292,956	402,173		5/21/15	47,211	-
Chilean Peso	MSCO	Buy	375,660,000	660,908		5/22/15	-	(49,788)
Chilean Peso	JPHQ	Buy	108,420,000	191,048		6/03/15	-	(14,848)
Chilean Peso	DBAB	Buy	154,820,000	271,709		6/05/15	-	(20,143)
Singapore Dollar	DBAB	Buy	34,000,976	27,058,992		6/09/15	-	(1,446,311)
Japanese Yen	BZWS	Sell	86,450,000	846,657		6/10/15	123,957	-
Japanese Yen	CITI	Sell	62,440,000	610,588		6/10/15	88,606	-
Japanese Yen	HSBK	Sell	92,070,000	902,032		6/10/15	132,351	-
Polish Zloty	DBAB	Buy	42,929,712	10,270,266	EUR	6/10/15	-	(396,716)
Japanese Yen	DBAB	Sell	30,500,000	298,610		6/11/15	43,635	-
Japanese Yen	JPHQ	Sell	85,300,000	834,948		6/11/15	121,854	-
Polish Zloty	CITI	Buy	3,667,000	876,518	EUR	6/11/15	-	(33,016)
Polish Zloty	DBAB	Buy	18,797,000	4,487,657	EUR	6/12/15	-	(162,969)
Malaysian Ringgit	JPHQ	Buy	14,394,105	4,056,963		6/16/15	-	(982)
Japanese Yen	CITI	Sell	64,869,000	637,646		6/17/15	95,312	-
Japanese Yen	JPHQ	Sell	36,000,000	353,911		6/17/15	52,935	-
Euro	DBAB	Sell	79,650	98,248		6/18/15	1,711	-
Japanese Yen	DBAB	Sell	618,770,000	6,076,500		6/22/15	902,986	-
Philippine Peso	DBAB	Buy	250,523,410	5,582,757		6/29/15	-	(25,141)
Philippine Peso	DBAB	Buy	85,018,660	1,932,857		6/30/15	-	(46,824)
Philippine Peso	JPHQ	Buy	83,694,000	1,913,268		7/01/15	-	(56,643)
Malaysian Ringgit	JPHQ	Buy	3,885,000	1,186,115		7/02/15	-	(92,773)
Malaysian Ringgit	DBAB	Buy	695,840	212,730		7/03/15	-	(16,916)
Malaysian Ringgit	DBAB	Buy	6,555,700	2,005,844		7/07/15	-	(161,525)
Malaysian Ringgit	DBAB	Buy	3,220,000	993,827		7/15/15	-	(88,436)
Malaysian Ringgit	DBAB	Buy	7,869,000	2,410,476		7/20/15	-	(198,646)
Malaysian Ringgit	DBAB	Buy	12,411,000	3,815,834		7/22/15	-	(327,806)
Euro	DBAB	Sell	95,745	129,703		7/23/15	13,600	-
Euro	DBAB	Sell	95,542	128,844		7/27/15	12,979	-
Malaysian Ringgit	DBAB	Buy	15,092,000	4,666,522		7/27/15	-	(426,461)
Chilean Peso	DBAB	Buy	746,020,000	1,283,917		7/28/15	-	(76,992)
Euro	DBAB	Sell	1,047,114	1,410,609		7/29/15	140,713	-
Japanese Yen	BZWS	Sell	291,270,000	2,870,999		7/29/15	434,164	-
Chilean Peso	JPHQ	Buy	256,050,000	440,024		7/30/15	-	(25,849)
Chilean Peso	DBAB	Buy	241,010,000	414,427		7/31/15	-	(24,612)
Euro	JPHQ	Sell	3,768,000	5,065,925		7/31/15	496,104	-
Malaysian Ringgit	JPHQ	Buy	3,799,000	1,169,931		7/31/15	-	(102,901)
Chilean Peso	DBAB	Buy	482,020,000	817,537		8/04/15	-	(38,162)
Euro	HSBK	Sell	3,767,000	5,055,408		8/04/15	486,502	-

Templeton Global Investment Trust
Statement of Investments, December 31, 2014 (unaudited) (continued)
Euro	UBSW	Sell	3,767,000	5,055,314		8/04/15	486,408	-
Euro	BZWS	Sell	1,882,000	2,529,926		8/05/15	247,255	-
Japanese Yen	CITI	Sell	255,214,000	2,505,168		8/11/15	369,482	-
Japanese Yen	DBAB	Sell	284,714,000	2,791,628		8/18/15	408,777	-
Japanese Yen	HSBK	Sell	547,340,000	5,355,577		8/20/15	774,568	-
Japanese Yen	JPHQ	Sell	385,615,000	3,774,951		8/20/15	547,513	-
Japanese Yen	BZWS	Sell	127,736,000	1,241,493		8/24/15	172,318	-
Japanese Yen	DBAB	Sell	126,234,000	1,220,737		8/25/15	164,115	-
Japanese Yen	HSBK	Sell	253,342,000	2,451,301		8/25/15	330,741	-
Japanese Yen	BZWS	Sell	366,311,000	3,547,257		8/26/15	481,050	-
Japanese Yen	JPHQ	Sell	254,671,000	2,464,423		8/26/15	332,699	-
Chilean Peso	DBAB	Buy	301,900,000	503,754		8/27/15	-	(16,530)
Euro	JPHQ	Sell	1,685,713	2,232,685		8/27/15	187,356	-
Japanese Yen	DBAB	Sell	228,669,000	2,207,432		8/27/15	293,324	-
Japanese Yen	HSBK	Sell	420,281,000	4,057,471		8/27/15	539,445	-
Japanese Yen	JPHQ	Sell	227,544,000	2,199,481		8/27/15	294,789	-
Euro	DBAB	Sell	112,498	148,792		8/31/15	12,286	-
Japanese Yen	JPHQ	Sell	126,519,000	1,223,144		8/31/15	164,021	-
Chilean Peso	DBAB	Buy	905,380,000	1,495,013		9/08/15	-	(35,287)
Chilean Peso	DBAB	Buy	500,540,000	820,961		9/09/15	-	(14,016)
Japanese Yen	JPHQ	Sell	59,426,000	547,491		9/30/15	49,735	-
Philippine Peso	DBAB	Buy	250,523,410	5,582,694		9/30/15	-	(31,759)
Euro	DBAB	Sell	1,423,720	1,800,721		10/02/15	72,199	-
Japanese Yen	DBAB	Sell	4,919,230,800	45,010,804		10/07/15	3,799,193	-
Japanese Yen	JPHQ	Sell	1,216,900,000	11,233,787		10/07/15	1,039,021	-
Polish Zloty	DBAB	Buy	8,156,625	1,913,129	EUR	10/07/15	-	(40,152)
Japanese Yen	HSBK	Sell	605,200,000	5,616,836		10/09/15	546,404	-
Japanese Yen	BZWS	Sell	306,400,000	2,845,568		10/13/15	278,235	-
Japanese Yen	DBAB	Sell	302,200,000	2,808,289		10/13/15	276,149	-
Euro	CITI	Sell	38,305,000	48,720,130		10/15/15	2,200,234	-
Euro	HSBK	Sell	5,173,000	6,623,509		10/20/15	340,367	-
Malaysian Ringgit	HSBK	Buy	4,770,000	1,426,563		10/23/15	-	(94,389)
Malaysian Ringgit	DBAB	Buy	3,604,000	1,081,535		10/26/15	-	(75,205)
Malaysian Ringgit	HSBK	Buy	2,403,275	721,271		10/26/15	-	(50,214)
Euro	DBAB	Sell	2,500,000	3,188,250		10/29/15	151,098	-
Euro	DBAB	Sell	1,863,597	2,379,720		10/30/15	115,656	-
Euro	DBAB	Sell	84,184	106,619		11/03/15	4,335	-
Euro	DBAB	Sell	4,349,000	5,454,646		11/05/15	170,346	-
Malaysian Ringgit	HSBK	Buy	95,000,000	28,088,227		11/05/15	-	(1,579,435)
Japanese Yen	BZWS	Sell	2,840,000,000	25,179,537		11/06/15	1,367,561	-
Euro	DBAB	Sell	10,704,000	13,368,761		11/10/15	361,215	-
Uruguayan Peso	CITI	Buy	9,800,000	375,191		11/12/15	-	(10,211)
Euro	BZWS	Sell	10,571,000	13,229,924		11/16/15	382,183	-
Japanese Yen	MSCO	Sell	100,400,000	875,518		11/16/15	33,485	-
Euro	UBSW	Sell	433,000	539,908		11/18/15	13,625	-
Japanese Yen	DBAB	Sell	166,350,000	1,434,299		11/18/15	39,082	-
Japanese Yen	CITI	Sell	205,908,000	1,778,058		11/19/15	51,011	-
Malaysian Ringgit	DBAB	Buy	2,025,400	592,638		11/19/15	-	(27,998)
Euro	DBAB	Sell	200,000	251,032		11/20/15	7,934	-
Japanese Yen	CITI	Sell	231,295,000	1,995,643		11/20/15	55,610	-

Templeton Global Investment Trust
Statement of Investments, December 31, 2014 (unaudited) (continued)
Malaysian Ringgit	HSBK	Buy	1,231,000	359,217	11/20/15	-	(16,061)
Uruguayan Peso	CITI	Buy	9,800,000	373,618	11/20/15	-	(9,536)
Japanese Yen	HSBK	Sell	43,408,000	371,326	11/24/15	7,193	-
Uruguayan Peso	CITI	Buy	14,640,000	569,207	12/01/15	-	(27,145)
Euro	CITI	Sell	6,170,000	7,645,247	12/07/15	142,663	-
Euro	DBAB	Sell	183,617	227,906	12/09/15	4,621	-
Euro	BOFA	Sell	7,619,000	9,473,846	12/15/15	207,562	-
Euro	DBAB	Sell	292,125	364,747	12/17/15	9,446	-
Japanese Yen	DBAB	Sell	617,700,000	5,287,622	12/21/15	102,162	-
Japanese Yen	HSBK	Sell	618,650,000	5,289,867	12/21/15	96,432	-
Japanese Yen	BZWS	Sell	312,460,000	2,642,547	12/22/15	19,440	-
Japanese Yen	CITI	Sell	487,440,000	4,128,049	12/22/15	35,981	-
Unrealized appreciation (depreciation)						48,300,071	(7,631,898)
Net unrealized appreciation (depreciation)						$40,668,173

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
* In U.S. dollars unless otherwise indicated.

At December 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR	LCH	10/17/17	$43,150,000	$284,355	$-
Pay Fixed rate 0.926%
Receive Floating rate 3-month USD BBA LIBOR	CME	10/04/23	1,690,000	-	(87,707)
Pay Fixed rate 2.775%

Receive Floating rate 3-month USD BBA LIBOR	CME	10/04/23	1,690,000	-	(90,538)
Pay Fixed rate 2.795%

Receive Floating rate 3-month USD BBA LIBOR	CME	10/07/23	1,690,000	-	(86,129)
Pay Fixed rate 2.765%

Receive Floating rate 3-month USD BBA LIBOR	LCH	7/07/24	46,520,000	-	(2,483,397)
Pay Fixed rate 2.731%

Receive Floating rate 3-month USD BBA LIBOR	CME	10/04/43	820,000	-	(170,583)
Pay Fixed rate 3.668%

Receive Floating rate 3-month USD BBA LIBOR	CME	10/04/43	820,000	-	(173,802)
Pay Fixed rate 3.687%

Receive Floating rate 3-month USD BBA LIBOR	CME	10/07/43	820,000	-	(171,736)
Pay Fixed rate 3.675%

Total Interest Rate Swaps unrealized appreciation
(depreciation)				284,355	(3,263,892)
Net unrealized appreciation (depreciation)					$(2,979,537)

Templeton Global Investment Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citigroup N.A.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank USA
JPHQ	-	JP Morgan Chase Bank, N.A.
LCH	-	London Clearing House
MSCO	-	Morgan Stanley and Co., Inc.
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

BRL	-	Brazilian Real
EUR	-	Euro
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
UYU	-	Uruguayan Peso

Selected Portfolio

ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Templeton Global Investment Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The following funds have invested in derivatives during the period.

Templeton Emerging Markets Balanced Fund – Forwards, swaps Templeton Global Balanced Fund – Forwards, swaps

4. INCOME TAXES

At December 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Templeton Emerging	Templeton
	Templeton	Markets Balanced	Emerging Markets
	BRIC Fund	Fund	Small Cap Fund

Cost of investments	$199,088,892	$45,365,844	$614,768,302

Unrealized appreciation	$34,926,181	$3,900,087	$146,305,287
Unrealized depreciation	(34,284,781)	(4,897,176)	(63,441,230)
Net unrealized appreciation (depreciation)	$641,400	$(997,089)	$82,864,057

	Templeton	Templeton Global
	Frontier	Balanced Fund
	Markets Fund	Fund

Cost of investments	$1,067,382,743	$2,619,530,576

Unrealized appreciation	$136,153,145	$369,373,124
Unrealized depreciation	(210,614,722)	(241,601,302)
Net unrealized appreciation (depreciation)	$(74,461,577)	$127,771,822

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. The Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Funds hold the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Funds to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Funds’ assets. These risks could affect the value of the Funds’ portfolios. While the Funds hold securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At December 31, 2014, Templeton BRIC Fund had 6.4% of its net assets invested in Russia. The remaining funds in the Trust did not have a significant investment in Russia.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for Templeton Emerging Markets Small Cap Fund for the nine months ended December 31, 2014, were as shown below.

	Number of			Number of
	Shares Held			Shares Held
	at Beginning	Gross	Gross	at End of	Value at End	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)
Tem pleton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Pinar Sut Mamulleri Sanayii AS	1,949,228	1,002,822	-	2,952,050	$27,007,014	$864,590	$-
Reysas Gayrimenkul Yatirim Ortakligi AS	21,678,300	2,297,698	-	23,975,998	6,369,764	-	-
Total Affiliated Securities (Value is 4.79% of Net Assets)					$33,376,778	$864,590	$-

7. INVESTMENTS IN FT HOLDINGS CORPORATION IV (FT Subsidiary)

Templeton Global Balanced Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At December 31, 2014, the FT Subsidiary’s investment, Turtle Bay Resort, is reflected in the fund’s Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Templeton BRIC Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$6,120,550	$6,514,624		$-		$12,635,174
All Other Equity Investments[b]	180,941,255	-		-		180,941,255
Short Term Investments	6,153,863	-		-		6,153,863
Total Investments in Securities	$193,215,668	$6,514,624		$-		$199,730,292

Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:
Equity Investments[a]	$26,883,602	$-		$-		$26,883,602
Participatory Notes	-	321,597		-		321,597
Corporate Bonds and Notes	-	1,228,788		-		1,228,788
Foreign Government and Agency Securities	-	10,880,038		-		10,880,038
Short Term Investments	4,116,580	938,150		-		5,054,730
Total Investments in Securities	$31,000,182	$13,368,573		$-		$44,368,755

Other Financial Instruments
Forward Exchange Contracts	$-	$327,502		$-		$327,502
Swap Contracts	-	5,362		-		5,362
Total Other Financial Instruments	$-	$332,864		$-		$332,864
Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$-	$204,311		$-		$204,311
Swap Contracts	-	9,414		-		9,414
Total Other Financial Instruments	$-	$213,725		$-		$213,725

Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$575,374,986	$-		$-		$575,374,986
Participatory Notes	-	10,509,858		-		10,509,858
Short Term Investments	104,098,615	7,648,900		-		111,747,515
Total Investments in Securities	$679,473,601	$18,158,758		$-		$697,632,359

Templeton Frontier Markets Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$888,487,629	$-	$	- [c]		$888,487,629
Participatory Notes	-	104,433,537		-		104,433,537
Total Investments in Securities	$888,487,629	$104,433,537		$-		$992,921,166

Templeton Global Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
United Kingdom	$155,125,433	$-		$617,097		$155,742,530
United States	618,485,219	199,650		2,143,649		620,828,518
All Other Equity Investments[b]	1,164,293,910	-		-		1,164,293,910
Equity-Linked Securities	-	74,284,792		-		74,284,792
Corporate Bonds and Notes:
United States	-	55,771,708		12,500		55,784,208
All Other Corporate Bonds and Notes[b]	-	32,252,298		-		32,252,298
Senior Floating Rate Interests	-	4,791,227		40,825		4,832,052
Foreign Government and Agency Securities	-	593,518,270		-		593,518,270
Escrow Accounts and Litigation Trusts	-	-		-	c	-
Short Term Investments	19,857,991	25,907,829		-		45,765,820
Total Investments in Securities	$1,957,762,553	$786,725,774		$2,814,071		$2,747,302,398

Other Financial Instruments
Forward Exchange Contracts	$-	$48,300,071		$-		$48,300,071
Swap Contracts	-	284,355		-		284,355
Total Other Financial Instruments	$-	$48,584,426		$-		$48,584,426
Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$-	$7,631,898		$-		$7,631,898
Swap Contracts	-	3,263,892		-		3,263,892
Total Other Financial Instruments	$-	$10,895,790		$-		$10,895,790

[a] Includes common, preferred and convertible preferred stocks as well as other equity investments.
[b] For detailed categories, see the accompanying Statement of Investments.
[c] Includes securities determined to have no value at December 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

     Laura F. Fergerson

     Chief Executive Officer –

     Finance and Administration

Date February 26, 2015

By /s/MARK H. OTANI

  Mark H. Otani

  Chief Financial Officer and

  Chief Accounting Officer

Date February 26, 2015